Trade and Other Receivables	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables	Trade and Other Receivables

	December 31, 2021	December 31 2020
	$	$
Trade receivables, net of expected credit losses of $2.0 (2020 – $3.0)	787.9	702.7
Holdbacks, current	28.6	19.7
Other	7.2	15.6
Trade and other receivables	823.7	738.0
The aging analysis of gross trade receivables is as follows:

	Total $	1–30 $	31–60 $	61–90 $	91–120 $	121+ $
December 31, 2021	789.9	467.8	181.1	56.3	30.6	54.1
December 31, 2020	705.7	389.5	160.3	60.9	25.9	69.1

Information about the Company’s exposure to credit risks for trade and other receivables is included in note 25.